INCOME TAXES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Loss carryforwards for income tax purposes available to reduce future taxable income	$ 18.0
Capital losses that can be carried forward indefinitely and applied only against future capital gains	416.0
Income tax consequences attached to the payment of dividends or distributions	$ 0.0	$ 0.0	$ 0.0